Equity - Schedule of Common Shares (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Before Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	$ 417,876	$ 25,732	$ 1,160,872
Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	1,560,200	46,267	666,652
Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued	$ 1,978,076	71,999	$ 1,827,524
Previously Reported [Member] | Before Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued		64,330,839
Previously Reported [Member] | Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued		115,666,652
Previously Reported [Member] | Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
The total number of shares of common shares issued		$ 179,997,491